Capitalized Software Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Amortization of capitalized software development costs	$ 5,840	$ 7,679	$ 6,558